MKV-Q1

Quarterly Report
August 31, 2026
MFS®  International Value Fund

(formerly MFS® International Large Cap Value Fund)

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace & Defense – 1.5%
BAE Systems PLC	2,003,196	$54,657,137
Dassault Aviation S.A.	166,916	55,023,507
		$109,680,644
Alcoholic Beverages – 1.4%
Diageo PLC	4,370,819	$101,214,837
Apparel, Footwear, & Accessories – 0.6%
Burberry Group PLC	1,216,103	$17,823,012
Gildan Activewear, Inc.	525,358	27,402,237
		$45,225,249
Auto & Auto Components – 1.5%
Aptiv PLC (a)	524,382	$23,471,339
Compagnie Generale des Etablissements Michelin	1,462,157	59,442,896
USS Co. Ltd.	2,370,300	29,578,673
		$112,492,908
Brokerage & Asset Managers – 2.0%
Julius Baer Group Ltd.	1,128,013	$104,965,841
St. James's Place PLC	2,477,549	39,732,738
		$144,698,579
Business Services – 2.6%
Edenred	868,297	$30,337,797
Experian PLC	2,101,978	86,202,862
Sodexo (l)	1,065,701	71,672,383
		$188,213,042
Chemicals – 3.1%
Akzo Nobel N.V. (l)	1,113,397	$79,794,530
FUJIFILM Holdings Corp. (l)	1,729,600	36,596,149
Nitto Denko Corp.	2,865,100	62,822,336
Shin-Etsu Chemical Co. Ltd.	1,224,100	45,850,501
		$225,063,516
Construction – 1.1%
CRH PLC	209,352	$19,739,800
Techtronic Industries Co. Ltd.	3,446,000	59,381,080
		$79,120,880
Consumer Products – 2.2%
Haleon PLC	18,431,311	$91,854,317
Reckitt Benckiser Group PLC	441,204	30,588,328
Uni-Charm Corp. (l)	5,869,400	36,634,609
		$159,077,254
Diversified Financial Services – 2.8%
B3 S.A. - Brasil Bolsa Balcao	7,870,600	$24,637,634
Deutsche Boerse AG	192,507	64,398,674
IG Group Holdings PLC	4,733,802	89,351,133
London Stock Exchange Group PLC	249,068	30,266,349
		$208,653,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.5%
Legrand S.A.	268,033	$42,512,621
Mitsubishi Electric Corp.	2,477,600	85,961,889
Schneider Electric SE	372,799	127,569,070
		$256,043,580
Energy - Independent – 7.0%
Aker BP ASA	1,314,127	$50,279,642
Cenovus Energy, Inc.	1,915,038	61,515,561
Eni S.p.A.	5,803,374	157,096,886
Suncor Energy, Inc. (l)	906,938	60,680,660
TotalEnergies SE	2,091,019	183,449,010
		$513,021,759
Food & Beverages – 0.9%
Danone S.A.	871,800	$65,092,454
Food & Drug Stores – 2.5%
Seven & I Holdings Co. Ltd. (l)	8,059,600	$102,214,395
Tesco PLC	13,344,481	82,408,217
		$184,622,612
Global Systemically Important Banks – 10.8%
Barclays PLC	20,817,727	$139,383,161
BNP Paribas S.A.	1,769,911	211,299,248
Mitsubishi UFJ Financial Group, Inc.	7,457,000	170,054,740
Mizuho Financial Group, Inc.	732,100	38,774,987
Toronto-Dominion Bank	370,516	44,824,429
UBS Group AG	3,464,091	189,756,850
		$794,093,415
Hardware, Peripherals, & Assembly – 5.8%
Amadeus IT Group S.A.	953,283	$64,466,183
Capgemini SE	925,097	115,245,103
Hitachi Ltd.	3,277,200	111,558,145
NEC Corp.	2,200,200	67,596,755
Samsung Electronics Co. Ltd.	354,904	66,831,914
		$425,698,100
Insurance – 3.6%
Manulife Financial Corp.	1,922,130	$81,533,982
Sompo Holdings, Inc.	956,400	40,908,453
Willis Towers Watson PLC	429,396	145,372,016
		$267,814,451
Interactive Media Services – 0.3%
Baidu, Inc., ADR (l)	217,135	$20,688,623
Machinery & Tools – 1.1%
Aalberts Industries N.V.	508,215	$25,879,503
Daikin Industries Ltd.	262,200	33,926,042
Spirax Group PLC	231,571	22,255,364
		$82,060,909
Media – 5.1%
Informa PLC	4,567,658	$55,681,509
Publicis Groupe S.A.	1,033,525	121,189,563
RELX PLC	1,888,449	68,525,813
Springer Nature AG & Co. KGaA	1,141,464	26,093,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Media – continued
Wolters Kluwer N.V.	1,211,104	$99,654,726
		$371,144,683
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	210,047	$34,655,655
Medical Equipment – 2.1%
ConvaTec Group PLC	28,864,494	$88,768,539
Smith & Nephew PLC	4,739,119	67,981,314
		$156,749,853
Metals & Mining – 3.8%
Glencore PLC	18,689,477	$149,668,571
Rio Tinto PLC	1,248,537	128,220,167
		$277,888,738
Non-Global Systemically Important Banks – 14.8%
ABN AMRO Group N.V., GDR	1,757,270	$85,136,657
AIB Group PLC	8,350,662	106,357,336
Banco Bilbao Vizcaya Argentaria S.A.	1,430,369	41,585,971
Bank of Ireland Group PLC	6,437,458	141,958,996
BPER Banca S.p.A.	6,513,496	107,842,219
CaixaBank S.A.	2,555,378	39,061,503
Eurobank S.A.	6,778,256	36,106,877
FinecoBank S.p.A.	2,316,383	63,820,906
Lloyds Banking Group PLC	35,081,369	52,114,088
National Bank of Greece S.A.	3,240,770	63,541,661
NatWest Group PLC	28,435,450	261,038,250
Resona Holdings, Inc.	5,455,500	85,963,082
		$1,084,527,546
Pharmaceuticals & Biotechnology – 5.2%
GSK PLC	2,634,895	$66,175,190
Roche Holding AG	325,625	142,117,276
Sandoz Group AG	473,224	39,761,705
Sanofi S.A.	1,532,131	136,694,668
		$384,748,839
Retail & E-commerce – 1.0%
Alibaba Group Holding Ltd., ADR	162,884	$18,572,034
B&M European Value Retail S.A.	5,941,986	19,130,105
PDD Holdings, Inc., ADR (a)	251,186	21,099,624
Shimamura Co. Ltd. (l)	772,100	15,823,821
		$74,625,584
Semiconductor & Electronic Components – 1.9%
Kyocera Corp.	4,269,300	$97,098,805
NXP Semiconductors N.V.	195,522	43,922,062
		$141,020,867
Telecom Services – 0.6%
Koninklijke KPN N.V.	9,688,147	$46,498,500
Tobacco – 2.6%
British American Tobacco PLC	2,813,627	$156,456,421
Imperial Brands PLC	1,022,450	34,932,641
		$191,389,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.0%
Ryanair Holdings PLC, ADR	1,360,314	$75,320,586
Utilities – 3.9%
E.ON SE	5,183,212	$107,165,966
Iberdrola S.A.	1,805,776	42,117,782
National Grid PLC	8,423,305	133,354,446
		$282,638,194
Total Common Stocks		$7,103,784,709
Preferred Stocks – 1.7%
Consumer Products – 1.7%
Henkel AG & Co. KGaA	1,430,509	$126,348,652
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.75% (v)	69,953,256	$69,960,252
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)	74,058,676	$74,058,676

Other Assets, Less Liabilities – (0.4)%		(32,478,585)
Net Assets – 100.0%		$7,341,673,704

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,960,252 and
$7,304,192,037, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$255,045,945	$1,812,738,564	$—	$2,067,784,509
France	1,219,528,320	—	—	1,219,528,320
Japan	363,406,398	697,956,984	—	1,061,363,382
Switzerland	476,601,672	—	—	476,601,672
Netherlands	336,963,916	—	—	336,963,916
Italy	328,760,011	—	—	328,760,011
Germany	324,006,364	—	—	324,006,364
Ireland	323,636,918	—	—	323,636,918
Canada	275,956,869	—	—	275,956,869
Other Countries	689,318,406	126,212,994	—	815,531,400
Investment Companies	144,018,928	—	—	144,018,928
Total	$4,737,243,747	$2,636,908,542	$—	$7,374,152,289
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2026, the value of securities loaned was $190,756,198. These loans were collateralized by cash of $74,058,676 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $126,299,203.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$76,072,761	$446,275,052	$452,384,229	$(7,934)	$4,602	$69,960,252

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$435,525	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2026, are as follows:
United Kingdom	28.2%
France	16.6%
Japan	14.5%
Switzerland	6.5%
United States	5.0%
Netherlands	4.6%
Italy	4.5%
Germany	4.4%
Ireland	4.4%
Other Countries	11.3%